INCOME TAX (Details Textual)	12 Months Ended							12 Months Ended													12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2014 MOP	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2008	Jun. 30, 2013 CNY	Jun. 30, 2014 Net Income Per Share Basic [Member] USD ($)	Jun. 30, 2013 Net Income Per Share Basic [Member] USD ($)	Jun. 30, 2012 Net Income Per Share Basic [Member] USD ($)	Jun. 30, 2014 Net Income Per Share Diluted [Member] USD ($)	Jun. 30, 2013 Net Income Per Share Diluted [Member] USD ($)	Jun. 30, 2012 Net Income Per Share Diluted [Member] USD ($)	Jun. 30, 2014 Singapore [Member]	Jun. 30, 2014 Malaysia [Member]	Jun. 30, 2014 Hong Kong [Member]	Jun. 30, 2014 Macau [Member] Minimum [Member]	Jun. 30, 2014 Dubai [Member] USD ($)	Jun. 30, 2013 Dubai [Member] USD ($)	Jun. 30, 2012 Dubai [Member] USD ($)	Jun. 30, 2014 India [Member]	Dec. 31, 2012 Beijing S&T [Member] USD ($)	Dec. 31, 2011 Beijing S&T [Member] USD ($)	Jun. 30, 2014 People Republic Of China Subsidiaries [Member]	Dec. 31, 2008 People Republic Of China Subsidiaries [Member]	Jan. 31, 2011 Hangzhou Hollysys Automation Company Ltd [Member]	Dec. 31, 2013 Hangzhou Hollysys Automation Company Ltd [Member]	Dec. 31, 2012 Hangzhou Hollysys Automation Company Ltd [Member]	Dec. 31, 2011 Hangzhou Hollysys Automation Company Ltd [Member]	Dec. 31, 2011 Beijing Hollysys Company Ltd [Member]	Jan. 31, 2008 Beijing Hollysys Company Ltd [Member]	Dec. 31, 2013 Beijing Hollysys Company Ltd [Member]	Dec. 31, 2012 Beijing Hollysys Company Ltd [Member]	Dec. 31, 2011 Beijing Hollysys Company Ltd [Member]	Dec. 31, 2010 Beijing Hollysys Company Ltd [Member]	Dec. 31, 2009 Beijing Hollysys Company Ltd [Member]	Dec. 31, 2008 Beijing Hollysys Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential																											15.00%	15.00%	15.00%
Income Tax Reconciliation Deductions Qualified Production Activities (in dollars)	$ 5,027,460			$ 5,993,792	$ 6,551,269																	$ 1,634,171	$ 1,634,171
Impact Of Tax Holidays and Concessions On Earnings Per Share (in dollars per share)								$ 0.09	$ 0.11	$ 0.12	$ 0.08	$ 0.11	$ 0.12
Undistributed Earnings of Foreign Subsidiaries (in dollars)	276,586,424	1,836,127,087		197,739,789			1,351,472,614
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent														17.00%	25.00%	16.50%	12.00%				30.00%			25.00%	25.00%					15.00%			10.00%	10.00%
Commencing period 1																															3 years
Commencing period 2																										3 years
EIT tax rate applicable																																15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
EIT tax rate paid																																	15.00%	15.00%
Withholding tax rate profits of subsidiaries earned						10.00%
Accrued Income Taxes																		0	0	0
Withholding Tax On Capital Gain	1,381,485			1,248,355	0
Distributed Earnings	24,379,144	150,000,000
Profits arising from subsidiary with an Maximum exemption			300,000